Deferred compensation awards (Tables)	12 Months Ended
Mar. 31, 2019
Deferred Compensation Awards [Abstract]
Activity relating to RSU awards

	Outstanding (number of Nomura shares)	Weighted-average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2018	—	¥—	—
Granted	50,284,100	530
Forfeited	(1,765,900)	537
Delivered	—	—

Outstanding as of March 31, 2019	48,518,200	¥530	1.3

SAR Plan A awards, Weighted-average assumptions

	Year ended March 31
	2017	2018	2019
Expected volatility	40.95%	35.30%	33.30%
Expected dividends yield	2.30%	3.07%	3.67%
Expected lives (in years)	4.5	4.5	4.5
Risk-free interest rate	0.03%	0.10%	0.10%

Activity relating to SAR Plan A awards

	Outstanding (number of Nomura shares)	Weighted-average exercise price	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2018	15,070,300	¥671	4.1
Granted	2,556,500	573
Exercised	(992,600)	299
Forfeited	(49,300)	646
Expired	(45,600)	299

Outstanding as of March 31, 2019	16,539,300	¥679	3.9

Exercisable as of March 31, 2019	11,458,600	¥701	2.9

Activity relating to SAR Plan B awards

	Outstanding (number of Nomura shares)	Weighted-average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2018	57,937,600	¥518	4.7
Granted	—	—
Exercised	(16,671,700)	544
Forfeited	(754,100)	470
Expired	(1,118,900)	489

Outstanding as of March 31, 2019	39,392,900	¥508	4.1

Exercisable as of March 31, 2019	22,913,700	¥530	2.9

Activity related to NSU and CSU awards

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price
Outstanding as of March 31, 2018	34,959,599	¥568		21,186,475	¥607
Granted	15,701,372	583	(1)	—	—
Vested	(19,041,605)	603	(2)	(11,639,940)	540	(2)
Forfeited	(582,808)			(786,096)

Outstanding as of March 31, 2019	31,036,558	¥389	(3)	8,760,439	¥603	(3)

(1)	Weighted-average price of the Company’s common stock used to determine number of awards granted.
(2)	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards.
(3)	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2019.

Activity relating to NIU awards

	Outstanding (number of units)	Index price(1)
Outstanding as of March 31, 2018	13,283,976	$5,854
Granted	—	—
Vested	(7,802,159)	5,883	(2)
Forfeited	(316,073)

Outstanding as of March 31, 2019	5,165,744	$6,043	(3)

(1)	The price of each unit is determined using 1/1000th of the index price.
(2)	Weighted-average index price used to determine the final cash settlement amount of the awards.
(3)	Index price used to remeasure the total fair value of the remaining outstanding unvested awards as of March 31, 2019.